Debt - Summary of Minimum Lease Payments of Finance Lease Liabilities and Effect of Discounting (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum finance lease payments	CAD 739	CAD 139
Effect of discounting	(426)	(24)
Present value of minimum finance lease payments - total finance lease liabilities	313	115
Less current portion	(27)	(33)
Long-term finance lease liabilities	286	82
2018 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum finance lease payments	51	34
Present value of minimum finance lease payments - total finance lease liabilities	48	34
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum finance lease payments	134	43
Present value of minimum finance lease payments - total finance lease liabilities	106	39
Thereafter [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum finance lease payments	554	62
Present value of minimum finance lease payments - total finance lease liabilities	CAD 159	CAD 42